Share capital, share premium and own shares (Tables)	12 Months Ended
Dec. 31, 2024
Share capital, share premium and own shares
Schedule of reconciliation of issued shares

	2024			2023
	Number of ordinary	Share	Share	Number of ordinary	Share	Share
Issued shares of 5p each fully paid	shares	capital	premium	shares	capital	premium
		$m	$m		$m	$m
Balance at 1 Jan	2,753,520,756	183	5,009	2,749,669,380	182	5,006
Shares issued under share-based schemes	758,708	–	–	3,851,376	1	3
Shares issued under scrip dividends	2,813,929	–	–	–	–	–
Shares cancelled on repurchases/buybacks	(99,571,505)	(7)	–	–	–	–
Balance at 31 Dec	2,657,521,888	176	5,009	2,753,520,756	183	5,009

Summary of options outstanding under save as you earn schemes to subscribe for shares

	Number of	Share price range
	shares to	from		to		Exercisable
	subscribe for	(in pence)		(in pence)		by year
31 Dec 2024	1,660,096	520	p	1,202	p	2030
31 Dec 2023	1,671,215	737	p	1,455	p	2029

Summary of purchases of own shares

Cost recognised in retained earnings	2024 $m
Share repurchases to neutralise share scheme issuances	48
Share repurchases to neutralise impact of scrip dividend	23
Share buyback programme to return capital to shareholders (excluding costs)	785
Total cash paid on repurchases and buybacks (excluding costs)	856
Redemption liability and costs associated with the buyback	22
Total share repurchases and buybacks	878

		Share price
	Number of	Low	High	Cost
	shares	£	£	$
January 2024	3,851,376	8.01	8.52	40,548,716
June 2024	2,726,787	7.06	7.61	25,508,735
July 2024	11,940,672	6.68	7.42	95,525,099
August 2024	7,992,467	6.22	6.93	78,392,153
September 2024	23,590,670	6.02	7.08	193,828,164
October 2024	20,480,882	6.39	7.27	162,436,763
November 2024	18,244,807	5.95	6.81	161,759,189
December 2024	10,743,844	6.20	6.85	97,782,966
Total	99,571,505			855,781,785